Profit (Loss) for the Year (Tables)	12 Months Ended
Dec. 31, 2018
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Summary Profits (losses) for the Years

Profits (losses) for the years ended December 31, 2018, 2017 and 2016 are summarized as follows:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Profit (loss) for the year	(1,152)	1,287	1,966
Attributable to:
Owners of the Parent
Profit (loss) from continuing operations	(1,411)	1,121	1,811
Profit (loss) from Discontinued operations/Non-current assets held for sale	—	—	(3)

Profit (loss) for the year attributable to owners of the Parent	(1,411)	1,121	1,808

Non-controlling interests
Profit (loss) from continuing operations	259	166	108
Profit (loss) from Discontinued operations/Non-current assets held for sale	—	—	50

Profit (loss) for the year attributable to Non-Controlling interests	259	166	158